Stock-Based Compensation (Tables)	12 Months Ended
May 25, 2014
Share-based Compensation [Abstract]
Recognized Stock-Based Compensation Expense
Stock-based compensation expense included in continuing operations was as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Stock options	$19.3	$16.3	$16.6
Restricted stock/restricted stock units	0.9	2.1	3.8
Darden stock units	12.3	13.6	11.9
Performance stock units	2.5	4.7	11.3
Employee stock purchase plan	1.8	1.8	1.8
Director compensation program/other	1.9	1.5	1.3
	$38.7	$40.0	$46.7

Summary Of Stock Option Activity
The following table presents a summary of our stock option activity as of and for the year ended May 25, 2014:

	Options (in millions)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value (in millions)
Outstanding beginning of period	11.6	$38.81	5.47	$162.6
Options granted	1.7	48.32
Options exercised	(1.8)	28.57
Options canceled	(0.3)	47.21
Outstanding end of period	11.2	$41.66	5.57	$91.0
Exercisable	6.5	$36.62	3.76	$84.6

Summary Of Restricted Stock And RSU Activity
The following table presents a summary of our restricted stock and RSU activity as of and for the fiscal year ended May 25, 2014:

	Shares (in millions)	Weighted-Average Grant Date Fair Value Per Share
Outstanding beginning of period	0.2	$35.13
Shares granted	0.1	49.24
Shares vested	(0.1)	35.12
Outstanding end of period	0.2	$39.04

Summary Of Darden Stock Unit Activity
The following table presents a summary of our Darden stock unit activity as of and for the fiscal year ended May 25, 2014:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	2.2	$52.83
Units granted	0.6	49.11
Units vested	(0.5)	48.87
Units canceled	(0.2)	46.20
Outstanding end of period	2.1	$49.55

Summary Of Performance Stock Unit Activity
The following table presents a summary of our performance stock unit activity as of and for the fiscal year ended May 25, 2014:

(All units settled in cash)	Units (in millions)	Weighted-Average Fair Value Per Unit
Outstanding beginning of period	0.9	$36.83
Units granted	0.3	48.63
Units vested	(0.2)	49.08
Units canceled	(0.2)	41.74
Performance unit adjustment	(0.5)	49.90
Outstanding end of period	0.3	$49.55